Borrowings (Details) - USD ($) $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended		9 Months Ended	10 Months Ended		11 Months Ended		12 Months Ended
	Jan. 27, 2017	Jan. 27, 2016	Feb. 28, 2017	Mar. 29, 2018	Mar. 23, 2018	Oct. 04, 2016	Oct. 27, 2016	Oct. 26, 2010	Nov. 15, 2016	Dec. 06, 2010	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Amount drawn down											$ 49,764	$ 0	$ 192,930
Outstanding Amount											1,077,687	1,111,233
Net cash proceeds from sale of vessels											0	89,988	71,224
Amount outstanding											403,906	436,254
Interest income											10,042	4,767	$ 1,683
Long-term debt, net of current portion, premium and net of deferred finance costs											$ 1,028,959	1,040,938
Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Redemption price percentage											106.094%
Outstanding Amount											$ 670,000	670,000
Existing 2021 Notes
Debt Instrument [Line Items]
Debt Instrument Issuance Date											Nov. 13, 2013
Debt instrument face amount											$ 610,000
Fixed rate											8.125%
Maturity date											Nov. 15, 2021
Additional 2021 Notes
Debt Instrument [Line Items]
Debt Instrument Issuance Date											Nov. 13, 2013
Debt instrument face amount											$ 60,000
Debt instrument, Original issue price percentage											103.25%
Nave Lucida
Debt Instrument [Line Items]
Net cash proceeds from sale of vessels		$ 18,449
Nave Universe
Debt Instrument [Line Items]
Net cash proceeds from sale of vessels						$ 35,768
Nave Constellation
Debt Instrument [Line Items]
Net cash proceeds from sale of vessels									$ 35,771
Redemption upon the occurence of certain change of control events | Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Redemption price percentage											101.00%
Subsidiaries
Debt Instrument [Line Items]
Ownreship percentage											100.00%
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Line of credit facility issuance date											Apr. 07, 2010
Line of credit facility maximum borrowing capacity											$ 150,000
Outstanding Amount											$ 71,500	94,250
Number of loan tranches											6
Amount of each tranche											$ 25,000
Repayment installments											12
Repayment frequency											semi-annual
Repayment amount											$ 750
Nominal benefit amount							$ 350
Balloon payment on the last repayment date											$ 16,000
Interest rate description											LIBOR plus 250 bps
Credt facility reduction amount							(16,000)
Loan margin percentage											2.50%
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank | Tranche B
Debt Instrument [Line Items]
Repayments of Lines of Credit	$ 16,000
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank | One Tranche
Debt Instrument [Line Items]
Repayments of Lines of Credit							$ 15,650
BNP Paribas S.A. and DVB Bank S.E.
Debt Instrument [Line Items]
Line of credit facility issuance date											Apr. 08, 2010
Line of credit facility maximum borrowing capacity											$ 75,000
Outstanding Amount											$ 56,250	60,750
Number of loan tranches											3
Amount of each tranche											$ 25,000
Repayment installments											12
Repayment frequency											semi-annual
Repayment amount											$ 750
Balloon payment on the last repayment date											$ 16,000
Interest rate description											LIBOR plus 250 bps
Loan margin percentage											2.50%
Eurobank Ergasias S.A. $52,200
Debt Instrument [Line Items]
Line of credit facility issuance date											Oct. 26, 2010
Line of credit facility maximum borrowing capacity											$ 52,200
Amount drawn down								$ 51,600
Outstanding Amount											$ 35,569	38,297
Number of loan tranches											2
Repayment installments											32
Repayment frequency											quarterly
Interest rate description											LIBOR plus (i) 250 bps for the period prior to the delivery date in respect of the vessel being financed, and (ii) thereafter 275 bps
Eurobank Ergasias S.A. $52,200 | Minimum
Debt Instrument [Line Items]
Loan margin percentage											2.50%
Eurobank Ergasias S.A. $52,200 | Maximum
Debt Instrument [Line Items]
Loan margin percentage											2.75%
Eurobank Ergasias S.A. $52,200 | Tranche A
Debt Instrument [Line Items]
Amount of each tranche											$ 26,100
Repayment amount											345
Balloon payment on the last repayment date											15,060
Eurobank Ergasias S.A. $52,200 | Tranche B
Debt Instrument [Line Items]
Amount of each tranche											25,500
Repayment amount											337
Balloon payment on the last repayment date											$ 14,716
Eurobank Ergasias S.A. $52,000
Debt Instrument [Line Items]
Line of credit facility issuance date											Dec. 06, 2010
Line of credit facility maximum borrowing capacity											$ 52,000
Amount drawn down										$ 46,200
Outstanding Amount											$ 33,654	36,102
Number of loan tranches											2
Amount of each tranche											$ 23,100
Repayment installments											32
Repayment frequency											quarterly
Repayment amount											$ 306
Balloon payment on the last repayment date											$ 13,308
Interest rate description											LIBOR plus 300 bps
Loan margin percentage											3.00%
Norddeutsche Landesbank Girozentrale
Debt Instrument [Line Items]
Line of credit facility issuance date											Dec. 29, 2011
Line of credit facility maximum borrowing capacity											$ 28,125
Outstanding Amount											$ 23,828	25,391
Repayment installments											32
Repayment frequency											quarterly
Repayment amount											$ 391
Balloon payment on the last repayment date											$ 15,625
Interest rate description											LIBOR plus: (a) up to but not including the drawdown date of, 175 bps per annum; (b) thereafter until, but not including, the tenth repayment date, 250 bps per annum; and (c) thereafter 300 bps per annum
Norddeutsche Landesbank Girozentrale | From issuance up to but not including the drawndown darte
Debt Instrument [Line Items]
Loan margin percentage											1.75%
Norddeutsche Landesbank Girozentrale | From drawndown date up to but not including the tenth repayment date
Debt Instrument [Line Items]
Loan margin percentage											2.50%
Norddeutsche Landesbank Girozentrale | From tenth repayment date and thereafter
Debt Instrument [Line Items]
Loan margin percentage											3.00%
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Line of credit facility issuance date											Dec. 29, 2011
Line of credit facility maximum borrowing capacity											$ 56,250
Outstanding Amount											$ 45,703	48,828
Number of loan tranches											2
Amount of each tranche											$ 28,125
Repayment installments											32
Repayment frequency											quarterly
Repayment amount											$ 391
Balloon payment on the last repayment date											$ 15,625
Interest rate description											LIBOR plus: (a) up to but not including the drawdown date of, 175 bps per annum; (b) thereafter until, but not including, the tenth repayment date, 250 bps per annum; and (c) thereafter 300 bps per annum
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank | From issuance up to but not including the drawndown darte
Debt Instrument [Line Items]
Loan margin percentage											1.75%
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank | From drawndown date up to but not including the tenth repayment date
Debt Instrument [Line Items]
Loan margin percentage											2.50%
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank | From tenth repayment date and thereafter
Debt Instrument [Line Items]
Loan margin percentage											3.00%
ABN AMRO Bank N.V.
Debt Instrument [Line Items]
Line of credit facility issuance date											Feb. 28, 2017
Amount drawn down			$ 26,650
Deferred charges written-off											$ 697
Repayment installments											4
Repayment frequency											quarterly
Repayment amount											$ 650
Line of credit facility maturity date											Feb. 28, 2018
Interest rate description											LIBOR plus 400 bps
Loan margin percentage											4.00%
Early repayment of debt											$ 26,000
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Debt Instrument [Line Items]
Line of credit facility issuance date											Nov. 30, 2015
Line of credit facility maximum borrowing capacity											$ 125,000
Outstanding Amount											$ 82,327	97,615
Number of loan tranches											5
Line of credit facility maturity date											Dec. 31, 2020
Interest rate description											LIBOR plus 295 bps
Loan margin percentage											2.95%
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Nave Lucida
Debt Instrument [Line Items]
Deferred charges written-off		214
Early repayment of debt		$ 12,097
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Nave Equinox and Nave Pyxis
Debt Instrument [Line Items]
Early repayment of debt					$ 26,770
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Four Tranches
Debt Instrument [Line Items]
Number of loan tranches											4
Repayment installments											20
Repayment frequency											quarterly
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Four Tranches | Minimum
Debt Instrument [Line Items]
Repayment amount											$ 435
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Four Tranches | Maximum
Debt Instrument [Line Items]
Repayment amount											$ 1,896
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Fifth Tranche
Debt Instrument [Line Items]
Repayment installments											16
Repayment frequency											quarterly
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Fifth Tranche | Minimum
Debt Instrument [Line Items]
Repayment amount											$ 709
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Fifth Tranche | Maximum
Debt Instrument [Line Items]
Repayment amount											$ 803
HSH Nordbank AG $24,000
Debt Instrument [Line Items]
Line of credit facility issuance date											Jun. 30, 2017
Line of credit facility maximum borrowing capacity											$ 24,000
Outstanding Amount											$ 22,856	0
Repayment installments											17
Repayment frequency											quarterly
Repayment amount											$ 572
Line of credit facility maturity date											Sep. 30, 2021
Interest rate description											LIBOR plus 300 bps
Loan margin percentage											3.00%
BNP Paribas $44,000
Debt Instrument [Line Items]
Line of credit facility issuance date											Dec. 18, 2015
Line of credit facility maximum borrowing capacity											$ 44,000
Outstanding Amount											$ 36,000	$ 40,000
Repayment installments											12
Repayment frequency											semi-annual
Repayment amount											$ 2,000
Balloon payment on the last repayment date											$ 20,000
Line of credit facility maturity date											Dec. 31, 2021
Interest rate description											LIBOR plus 230 bps
Loan margin percentage											2.30%
HSH Nordbank AG $40,300
Debt Instrument [Line Items]
Line of credit facility issuance date											Aug. 20, 2013
Line of credit facility maximum borrowing capacity											$ 40,300
Number of loan tranches											2
Amount of each tranche											$ 20,150
Repayment installments											28
Repayment frequency											quarterly
Repayment amount											$ 315
Balloon payment on the last repayment date											$ 11,334
Interest rate description											LIBOR plus 320 bps
Loan margin percentage											3.20%
HSH Nordbank AG $40,300 | Nave Universe
Debt Instrument [Line Items]
Early repayment of debt						$ 16,372
HSH Nordbank AG $40,300 | Nave Constellation
Debt Instrument [Line Items]
Deferred charges written-off									240
Early repayment of debt									$ 16,372
Leasing company
Debt Instrument [Line Items]
Line of credit facility issuance date											Mar. 30, 2018
Line of credit facility maximum borrowing capacity											$ 71,500
Repayment installments											24
Repayment frequency											quarterly
Repayment amount											$ 1,490
Balloon payment on the last repayment date											$ 35,750
Line of credit facility maturity date											Mar. 31, 2024
Interest rate description											LIBOR plus 305 bps
Loan margin percentage											3.05%
Leasing company | Reclassification as a result of the refinancing
Debt Instrument [Line Items]
Long-term debt, net of current portion, premium and net of deferred finance costs											$ 32,771
Navios Maritime Partners L.P. | Nave Galactic | Subsequent Event
Debt Instrument [Line Items]
Net cash proceeds from sale of vessels				$ 44,500